Retirement Plan	6 Months Ended
Jun. 30, 2018
Retirement Benefits [Abstract]
Retirement Plan

Note 13 – Retirement Plan

The Company offers a 401(k) plan that covers eligible employees. The plan provides for voluntary salary deferrals for eligible employees. Additionally, the Company is required to make matching contributions of 50% of up to 6 % of total compensation for those employees making salary deferrals. The Company made contributions of $13,379 and $914 during 2017 and 2016, respectively. The Company made no contributions during the six month periods ended June 30, 2018 and 2017, respectively.